Income Tax (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%
Income Tax Expense Benefit Continuing Operations
(Loss)/income before income taxes		$ 27,737	¥ 193,097	¥ 196,274	¥ 101,884
Withholding Tax Percentage	10.00%	10.00%	10.00%
Undistributed earnings						¥ 317,127
Unrecognized deferred tax liability						31,713
Current tax expenses			¥ 87,197	48,019	12,456
Deferred tax benefits		$ (8,011)	(55,771)	(7,291)	(43,981)
Income tax benefits (expenses)		4,514	31,426	40,728	(31,525)
Additional paid-in capital		$ 409,110		2,839,342		¥ 2,848,145
The Cayman Islands
Income Tax Expense Benefit Continuing Operations
(Loss)/income before income taxes			¥ (75,926)	(42,287)	(14,109)
Hong Kong
Income Tax
Income tax rate (as a percent)	16.50%	16.50%	16.50%
Two-tiered profits tax rates	8.25%	8.25%	8.25%
Income Tax Expense Benefit Continuing Operations
(Loss)/income before income taxes	$ 2,000		¥ 68,578	59,675	14,951
PRC, excluding Hong Kong
Income Tax
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Income Tax Expense Benefit Continuing Operations
(Loss)/income before income taxes			¥ 179,803	178,551	103,864
Italy
Income Tax
Income tax rate (as a percent)	22.00%	22.00%	22.00%
Income Tax Expense Benefit Continuing Operations
(Loss)/income before income taxes			¥ 20,012	229	(956)
Local Income tax rate (as a percent)	2.00%	2.00%	2.00%
Other
Income Tax Expense Benefit Continuing Operations
(Loss)/income before income taxes			¥ 630	¥ 106	¥ (1,866)